NOTE RECEIVABLE	6 Months Ended	12 Months Ended
	Nov. 30, 2018	May 31, 2018
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

Note 5 – Accounts Receivable

Accounts receivable was $78,419 and $0 at November 30, 2018 and May 31, 2018, respectively. No allowance for doubtful accounts was necessary during the three and six months ended November 30, 2018 and 2017.

NOTE 8 – NOTE RECEIVABLE

During the year ended May 31, 2015, the Company loaned $500,000 (the “Note”) to Picture Rock Holdings, LLC, a Colorado limited liability company (“PRH”).  Pursuant to the Note, as amended by the parties effective June 30, 2015, October 31, 2015, April 11, 2016, and May 31, 2016, PRH will repay the principal due under the Note in twenty (20) equal quarterly installments of Twenty Five Thousand Dollars ($25,000) commencing in the month following the month in which PRH commences generating revenue at the grow facility, which commencement was originally anticipated to occur in the first quarter of 2017, and continuing until paid in full.  The Company is currently unable to estimate when it will commence generating revenues at the grow facility. Interest will accrue on the unpaid principal balance of the Note at the rate of twelve percent (12%) per annum and will be paid quarterly in arrears commencing after such initial payment and continuing until paid in full.  All outstanding principal and any accumulated unpaid interest due under the Note is due and payable on the five-year anniversary of the initial payment thereunder.   In the event of default as defined in the agreements underlying the Note, all amounts under the Note shall be due and payable at once.  During the year ended May 31, 2015, the Company recorded an impairment related to the note receivable in the amount of $500,000.  This receivable is recorded on the balance sheet as of May 31, 2017 in the amount of $0, net of allowance in the amount of $500,000.

During the year ended May 31, 2018, the Company received a payment of $50,000 on the Note.  As a result, the Company has reduced the impairment of the note by $50,000 reflect this payment.  The receivable is recorded on the balance sheet as of May 31, 2018 in the amount of $0, net of allowance in the amount of $450,000.